Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accrued Liabilities
Accrued interest	$ 13,596	$ 16,402
Accrued dry-docking expenses	4,794	2,594
Accrued expenses	15,568	9,776
Total	$ 33,958	$ 28,772